Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes
(10)	Income Taxes

For income tax purposes, distributions made to the Company’s stockholders are reported as ordinary income, capital gains, or a combination thereof. The tax character of distributions made were as follows:

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Distributions paid from:
Ordinary income (including net short-term capital gains)	$119,433	$72,315	$13,926
Net long-term capital gains	4	—	—
Total taxable distributions	$119,437	$72,315	$13,926

Taxable income generally differs from net increase in net assets resulting from operations for financial reporting purposes due to temporary and permanent differences in the recognition of income and expenses, and generally excludes net unrealized gains or losses, and incentive fee accrual associated with any unrealized gains, as unrealized gains or losses are generally not included in taxable income until they are realized.

For the year ended December 31, 2022, the Company estimated U.S. federal taxable income exceeded its distributions made from such taxable income during the year; consequently, the Company has elected to carry forward the excess for distribution to stockholders in 2022. The amount carried forward to 2023 is estimated to be approximately $11,559, of which $11,243 is expected to be ordinary income and $316 is expected to be capital gains, although these amounts will not be finalized until the 2022 tax returns are filed in 2023.

The Company makes certain adjustments to the classification of net assets as a result of permanent book-to-tax differences, which include differences in the book-to-tax treatment of net operating losses, dividend re-designations and timing of the deductibility of certain business expenses, as applicable. To the extent these differences are permanent, they are charged or credited to additional paid-in capital, undistributed net investment income or undistributed net realized gains on investments, as appropriate.

The book-to-tax differences relating to distributions made to the Company’s stockholders resulted in reclassifications among certain capital accounts as follows:

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Paid-in capital in excess of par value	$(334)	$(140)	$(1,487)
Net distributable earnings (accumulated losses)	$334	$140	$1,487

The cost and unrealized gain (loss) on the Company’s consolidated financial instruments, as calculated on a tax basis, were as follows (amounts calculated using book-to-tax differences as of the most recent fiscal year ended December 31, 2022, December 31, 2021 and December 31, 2020):

	As of
	December 31, 2022	December 31, 2021	December 31, 2020
Gross unrealized appreciation	$6,529	$18,635	$5,121
Gross unrealized depreciation	(72,587)	(4,696)	(577)
Net unrealized appreciation (depreciation)	$(66,058)	$13,939	$4,544
Tax cost of investments at year end	$2,939,635	$2,373,435	$632,437